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[GRAPHIC APPEARS HERE]
                                                                  Reed Smith LLP
                                                             1301 K Street, N.W.
                                                         Suite 1100 - East Tower
W. THOMAS CONNER                                     Washington, D.C. 20005-3373
Direct Phone: +1 202 414 9208                                    +1 202 414 9200
Email: tconner@reedsmith.com                                 Fax +1 202 414 9299
                                                                   reedsmith.com

January 25, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Initial Registration Statement on Form N-4
     First MetLife Investors Insurance Company
     First MetLife Investors Variable Annuity Account One (File No. 811-03365) (Class L - 4 Year (offered on and after __________, 2013))

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), we are transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement (the "Initial Registration Statement") on Form N-4 for certain individual flexible premium deferred variable annuity contracts (the "Contracts"). The Contracts will be funded through the Separate Account, which is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended. Financial Statements, exhibits not included with this filing, and certain other information will be added, and other clarifying or stylistic changes made, by pre-effective amendment.

If you have any questions or comments regarding this Initial Registration Statement, please call the undersigned at (202) 414-9208.

Sincerely,

/s/ W. Thomas Conner
---------------------------
W. Thomas Conner

Attachment
cc: Michele H. Abate, Esq.
    John M. Richards, Esq.

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